TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net operating loss and capital loss carry forward		$ 40,551	$ 36,284
Valuation allowance		(40,551)	(36,284)
Net deferred tax asset
Accumulated operating losses		34,988
Accumulated capital losses		$ 130,014
Subsequent Event [Member]
Corporate taxable income rate	23.00%
Israeli corporate tax [Member]
Corporate taxable income rate		24.00%	25.00%	26.50%